Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Loss for the year before tax	$ (146,207,433)	$ (32,880,906)	$ (40,637,953)
Adjustments to reconcile profit before tax to net cash flows:
Depreciation of property and equipment	182,402	123,603	20,276
Depreciation of right-of-use assets	541,218	363,809	232,791
Amortization of intangible assets	15,963	0
Provision for expected credit losses	1,327,104	728,856	325,708
Provision for employees' end of service benefits	656,403	164,511
Finance cost	45,873,304
Employee share-based payments charges	33,611,231	2,828,995	433,344
Adjustments to reconcile profit (loss)	(63,999,808)	(28,671,132)	(39,625,834)
Changes in working capital:
Trade and other receivables	(4,825,451)	(1,791,335)	(837,746)
Prepaid expenses and other current assets	(868,620)	(60,758)	(163,912)
Accounts payable, accruals and other payables	8,164,376	(257,751)	186,070
Current tax liabilities	(635,821)	271,219	454,702
Advances to shareholders	36,091	(36,091)
Cash flows from (used in) operations	(62,129,233)	(30,545,848)	(39,986,720)
Payment of employees' end of service benefits	(5,507)
Net cash flows used in operating activities	(62,134,740)	(30,545,848)	(39,986,720)
Cash flows from an investing activity
Purchase of property and equipment	(319,471)	(212,985)	(388,632)
Purchase of financial assets	(10,000,880)
Payment for acquisition of subsidiary, net of cash acquired	(823,446)
Payment of software development costs	(2,222)
Net cash flows used in investing activities	(11,146,019)	(212,985)	(388,632)
Cash flows from financing activities
Proceeds from issuance of preferred stocks		26,377,572	47,052,387
Cancellation of Shares			(500,000)
Proceeds from issuance of convertible notes	73,206,415
Finance cost paid	(2,653)
Finance lease liabilities paid, net of accretion	(482,389)	(335,694)	(195,968)
Net cash flows from financing activities	72,721,373	26,041,878	46,356,419
Net decrease in cash and cash equivalents	(559,386)	(4,716,955)	5,981,067
Cash and cash equivalents at the beginning of the year	10,348,732	15,332,928	8,516,854
Effects of exchange rate changes on cash and cash equivalents	(259,623)	(267,241)	835,007
Cash and cash equivalents at the end of the year	$ 9,529,723	$ 10,348,732	$ 15,332,928